Mutual Fund Fees	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
Employee Benefit Plan Mutual Fund Investment Fees [Line Items]
Mutual Fund Fees
8.	Mutual Fund Fees
Certain investments in mutual funds are subject to sales charges in the form of front-end
loads,
back-end
load or
12b-1
fees.
12b-1
fees are ongoing fees allowable under
Section 12b-1
of the Investment Company Act of 1940. These annual fees are used to pay for marketing and distribution costs of the funds. These fees are deducted prior to the allocation of the Plan’s investment earnings activity, and thus not separately identifiable as an expense.